Warrants (Details) - Schedule of Assumptions Used in Determining the Fair Value of the Warrants - Warrant [Member] - Warrants [member]	12 Months Ended
Dec. 31, 2023
Warrants (Details) - Schedule of Assumptions Used in Determining the Fair Value of the Warrants [Line Items]
Dividend yield	0.00%
Bottom of range [member]
Warrants (Details) - Schedule of Assumptions Used in Determining the Fair Value of the Warrants [Line Items]
Expected term in years	4 years 1 month 6 days
Risk-free interest rate	3.63%
Annual expected volatility	124.00%
Top of range [member]
Warrants (Details) - Schedule of Assumptions Used in Determining the Fair Value of the Warrants [Line Items]
Expected term in years	5 years
Risk-free interest rate	4.13%
Annual expected volatility	133.00%